Note Payable - ST. George Investments LLC (Details) - Interest Free Convertible Promissory Note [Member] - USD ($)	May 10, 2017	Nov. 16, 2016	Nov. 14, 2016
Note Payable - ST. George Investments LLC (Textual)
Principal amount			$ 185,000
Debt instrument due date			May 13, 2017
Debt conversion description			The Registrant's Common Stock only in the case of an Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for OMAG's Common Stock during the twenty trading days immediately preceding the Conversion.
Original issue discount			$ 30,000
Legal fees			$ 5,000
Net proceeds		$ 150,000
Interest free term			6 months
Maturity date extending	Jul. 17, 2017
Extension fee paid	$ 10,000
Conversion price			60.00%